Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Investment [Line Items]
Short-term investments		¥ 1,023		¥ 156,182		$ 144
Interest income, net		¥ 6,668	$ 939	¥ 23,088	¥ 12,687
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Equity investments accounted for at fair value using the alternative measurement		¥ 539,433		¥ 1,141,207		$ 75,978
Accumulated impairment of equity investments without readily determinable fair value		697,633		1,257,876		98,260
Equity investments measured at fair value using the measurement alternative		16,090	2,266	106,662
Investment in equity investees		242,997		238,591		34,225
Aggregate costs for equity method investments		23,454		10,000	¥ 2,500	3,303
Equity method investment cash consideration		17,707				2,494
Purchase of short-term investments		1,176,030	165,640	1,005,110	3,630,357
Gains (losses) from equity method investments, net		(2,564)	(361)	(12,143)	60,992
Impairment loss of equity method investments		5,339	752	0	0
Fair value (loss) gain on the long-term available-for-sale debt security		43,494	6,126	8,270	0
Unrealized gains for the Equity investments with readily determinable fair value		501	71	33,346	82,504
Realized gains for equity investments with readily determinable fair value		193,668		331,566		27,278
Debt securities available for sale Noncurrent		111,697		¥ 42,371		15,732
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	17.25%			49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment		43,333		¥ 370,162		$ 6,103
Other Income [Member]
Investment [Line Items]
Purchase of short-term investments				59,581	7,000
Equity Method Investment, Realized Gain (Loss) on Disposal				32,536	67,105
Realized gains for equity investments with readily determinable fair value		0		0	767
Other Expense [Member]
Investment [Line Items]
Impairment of investment		¥ 548	77	¥ 714	¥ 715
Investment, Type [Extensible Enumeration]		Short-Term Investments [Member]		Short-Term Investments [Member]	Short-Term Investments [Member]	Short-Term Investments [Member]
Other Income and Other Expense [Member]
Investment [Line Items]
Unrealized Gain (Loss) on Equity Investments using fair value option		¥ (334,921)	(47,173)	¥ (25,601)	¥ 6,537
Other Nonoperating Income [Member]
Investment [Line Items]
Gain on dividends received from long-term investment investees		5,598	788	¥ 0	2,558
Other Nonoperating Income [Member] | Available-for-sale Securities [Member]
Investment [Line Items]
Remeasurement loss		25,808	3,635		¥ 42,883
Beijing OrionStar [Member] | Other Income [Member]
Investment [Line Items]
Purchase of short-term investments		¥ 6,000	$ 845